Income taxes - Schedule of deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
U.S. and state net operating loss carryforwards	$ 29,902,019	$ 24,744,841
Accruals and other temporary differences	336,229	202,301
Amortization	50,688	35,783
Stock-based compensation	1,220,546	1,591,131
Tax credit carryforward	2,277,428	1,964,189
Total deferred tax assets	33,786,910	28,538,245
Less valuation allowance	(33,786,910)	(28,533,755)
Deferred tax assets	0	4,490
Deferred tax liabilities:
Stock-based compensation	0	(4,490)
Deferred tax liabilities	0	(4,490)
Net deferred tax assets	$ 0	$ 0